The Dreyfus/Laurel Funds Trust

-Dreyfus International Bond Fund (“DIBF”)

Incorporated herein by reference is a revised version of the prospectus for DIBF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on August 8, 2011 (SEC Accession No. 0000053808-11-000049).

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase